INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA	INTERIM FINANCIAL DATA
The unaudited interim condensed consolidated financial statements of Golden Ocean Group Limited. (“Golden Ocean,” the “Company,” "we," or "our") have been stated on the same basis, except for the adoption of ASC 326 and change in accounting principle for restricted cash as noted below, as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of our consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the Securities and Exchange Commission (the "SEC") on March 12, 2020 (our "Annual Report").

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F. The results of operations for the interim period ended June 30, 2020 are not necessarily indicative of the results for the year ending December 31, 2020.